General and Administrative Expenses (Details) - Schedule of General and Administrative Expenses - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of General and Administrative Expenses [Abstract]
Wages & employee benefits	$ 5,698,761	$ 4,403,080	$ 543,006
Professional fees	3,099,798	6,525,039	6,722,078
Drilling and site costs		150,173	225,838
Directors' fees	591,631	192,298	30,353
Legal expenses	5,121,915	10,278,807	1,234,066
Exploration expenses	59	1,314,483	216,990
Depreciation of property and equipment	524,959	129,596	25,527
Depreciation of right of use asset	353,851	117,436
Loss on disposal of property and equipment		271,789
Amortization of intangible assets	163,147	71,095	62,646
Provision for VAT receivable	4,617,911
Share-based expense - Lifezone Holdings shareholder earnout	248,464,035
Share-based expense - Sponsor earnout	17,094,750
SPAC transaction expenses	76,857,484
Share-based payment expense - share options			463,094
Share-based payment expense - restricted stock units			9,525,000
Gain (loss) on foreign exchange	$ (179,640)	$ 55,701	$ 66,295